The components of accumulated other comprehensive loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance, value	$ 47,494,727	$ 47,392,282	$ 41,653,127
Ending balance, value	18,564,955	47,494,727	47,392,282
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Beginning balance, value	(700,000)	(709,000)	(764,000)
Net current period change	700,000	9,000	55,000
Ending balance, value		(700,000)	(709,000)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Beginning balance, value	21,000	11,000	13,000
Net current period change	(6,000)	10,000	(2,000)
Ending balance, value	15,000	21,000	11,000
AOCI Attributable to Parent [Member]
Beginning balance, value	(678,767)	(697,664)	(751,293)
Net current period change	694,000	19,000	53,000
Ending balance, value	$ 15,393	$ (678,767)	$ (697,664)